UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 12b-25
                           NOTIFICATION OF LATE FILING


                                 SEC FILE NUMBER
                                   333-150061

                                  CUSIP NUMBER
                                   45773S 108


(Check one): Form 10-K [ ] Form 20-F [ ] Form 11-K [ ] Form 10-Q [X]
             Form N-SAR [ ] Form N-CSR [ ]


                           SEC FILE NUMBER: 333-150061

For Period Ended:
                                November 30, 2009

[ ] Transition Report on Form 10-K
[ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K
[ ] Transition Report on Form 10-Q
[ ] Transition Report on Form N-SAR


For the Transition Period Ended:

                         PART I - REGISTRANT INFORMATION

Full Name of Registrant: Innocent, Inc.

Former Name if Applicable:

Address of Principal Executive Office: 2000 ne 22nd St
City, State and Zip Code: Wilton Manors, Fl. 33305

                        PART II - RULES 12B-25(B) AND (C)

     If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

     (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
     (b) The subject of annual report, semi-annual report, transition report on Form 10-K; Form 20-F, 11-K, Form 1-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and
     (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III - NARRATIVE

     State below in reasonable detail the reasons why Forms 10-K, 11-K 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

     The Company Management just returned from Ecuador and is awaiting information that is necessary for the filing. The Ecuador Mining Operation (Miranda) that the company has an interest in is currently working to meet a deadline for the Audited Annual Filing required by the Ecuador Government of the Miranda Mine and is unable to provide certain information necessary for Innocent Inc to include in its Quarterly Report by its due date. We expect to receive sufficient documents within several days and at this point in time feel the 1st Quarter Report for Innocent Inc will be filed late next week.

     The Company's auditor could not complete its review of our company's financial statements in time to comply with deadline filing requirements as a result of the above concerning the November 30, 2009 Quarterly Report 10 Q. The Company has limited staffing and extremely limited resources. Accordingly, the Company expects that it will be unable to file its Form 10-Q for the Quarterly Report ended November 30, 2009 within the prescribed period. The delay could not have been avoided without unreasonable effort or expense.

     In accordance with Rule 12b-25 of the Securities and Exchange Act of 1934, as amended, the Registrant intends to file the Form 10-Q no later than the five calendar following the prescribed due date.

                           PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification:


        Wayne A Doss                                   (828) 489-9409
--------------------------------------------------------------------------------
           (Name)                                     (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months (or for such shorter) period that the registrant was required to file such reports) been filed? If answer is no, identify report(s).

                        [ ] Yes                    |X| No
                                            Form 10K 2009

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                        [ ] Yes                    |X| No

     If so, explain the anticipated change in an attachment, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.




     Innocent, Inc. has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.


REGISTRANT:


                                                      Innocent, Inc.

Date: January 15, 2010                                By: /s/ Wayne A Doss
                                                          ----------------------
                                                          Wayne A Doss



                                        4